Semi
Annual
Report

[GRAPHIC OMITTED]

DECEMBER 31, 2002

FRANKLIN CAPITAL GROWTH FUND
(FORMERLY FRANKLIN GROWTH AND INCOME FUND)

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--------------------------------------------------------------------------------
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FRANKLIN(R) TEMPLETON(R)
      INVESTMENTS

THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.

[PHOTO OMITTED]
SERENA PERIN VINTON, CFA
PORTFOLIO MANAGER
FRANKLIN CAPITAL GROWTH FUND

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


SHAREHOLDER LETTER

--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN CAPITAL GROWTH FUND (FORMERLY FRANKLIN GROWTH AND INCOME FUND) SEEKS CAPITAL APPRECIATION AND SECONDARILY, CURRENT INCOME, BY INVESTING PRIMARILY IN COMMON STOCKS OR SECURITIES CONVERTIBLE INTO COMMON STOCK.
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report for Franklin Capital Growth Fund covers the period ended December 31, 2002. During the six months under review, U.S. equity markets experienced extraordinary volatility largely due to continued economic weakness, corporate governance and accounting problems, and increased geopolitical risks with the war on terrorism, including heightened U.S. tensions with Iraq and North Korea. Despite optimism that it would begin recovering, the domestic economy continued to languish with lackluster job growth, weak consumer confidence, and a contracting manufacturing base, which resulted in disappointing corporate profits. The economy and markets also continued to suffer the repercussions of excesses and corporate greed built during the late 1990s, which led to astonishing bankruptcies and accounting scandals. In response to the weak economy, the Federal Reserve Board cut interest rates to 40-year low levels.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 12.

CONTENTS

Shareholder Letter ...............................    1
Performance Summary ..............................    5
Financial Highlights &
Statement of Investments .........................    7
Financial Statements .............................   16
Notes to
Financial Statements .............................   20

[GRAPHIC OMITTED]
FUND CATEGORY
Global
Growth
Growth & Income
Income
Tax-Free Income

            ---------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
            ---------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

PORTFOLIO BREAKDOWN
Based on Total Net Assets
12/31/02

FINANCE                                          15.1%
ELECTRONIC TECHNOLOGY                            13.7%
HEALTH TECHNOLOGY                                11.1%
TECHNOLOGY SERVICES                               6.9%
CONSUMER NON-DURABLES                             6.4%
RETAIL TRADE                                      6.3%
PRODUCER MANUFACTURING                            6.3%
CONSUMER SERVICES                                 5.3%
ENERGY MINERALS                                   4.3%
PROCESS INDUSTRIES                                4.3%
COMMERCIAL SERVICES                               3.6%
TRANSPORTATION                                    3.2%
COMMUNICATIONS                                    2.0%
HEALTH SERVICES                                   1.8%
UTILITIES                                         1.6%
INDUSTRIAL SERVICES                               1.5%
OTHER                                             1.2%
SHORT-TERM INVESTMENTS & OTHER NET ASSETS         5.4%

During the period, U.S. equity markets fell significantly, marking the third consecutive year of losses. Within this environment, Franklin Capital Growth Fund - Class A posted a -10.28% cumulative total return for the six months ended December 31, 2002, as shown in the Performance Summary beginning on page 5. The Fund's benchmark indexes, the Standard & Poor's 500 Composite Index (S&P 500) and the Russell 1000(R) Index, returned -10.29% and -10.13% over the same period. 1 The Fund outperformed the Lipper Multi-Cap Growth Funds Average, comprising 434 funds on December 31, 2002, which returned -12.08% for the six-month period. 2

Given widespread uncertainty regarding the economy's direction and corporate earnings, we were not surprised that the stronger performers were companies defensive in nature with more stable earnings. During the period, the Fund benefited from its consumer non-durables and health technology positions. Holdings that performed relatively well included Alberto-Culver, a health and beauty products company, and Varian Medical Systems, a medical equipment manufacturer. The specialty chemical sector also outperformed the broader markets due to attractive valuations.

During the six-month reporting period, electronic technology, finance and retail trade generally underperformed the broader market, largely due to the economy's uncertain direction. Technology weakness stemmed from reduced inventories and


1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represent approximately 92% of the total market capitalization of the Russell 3000 Index.

2. Source: Lipper Inc. Lipper calculations do not include sales charges. Fund performance relative to the average may have differed if such charges had been considered. Past performance does not guarantee future results.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

capital expenditures as corporate profits fell. Finance stocks were hurt by deteriorating commercial and consumer credit profiles. And after outperforming earlier in 2002, retail trade gave up some of its gains later in the year due to increased concerns about consumer confidence and retail sales. Fund holdings Applied Materials, a semiconductor equipment manufacturer, Home Depot, a leading home improvement retailer, and Bank of New York, a diversified financial services company, performed poorly during the period.

Market volatility during the past six months presented several opportunities to initiate and build existing positions in leading companies with what we thought were solid, long-term growth prospects, excellent management teams and strong profit models at attractive valuations. During the period, some of the leading blue-chip growth companies' stock prices declined to multi-year low levels. We used weakness in the pharmaceuticals sector to initiate positions in Wyeth and Merck & Co., two pharmaceutical manufacturers, and to add to existing positions in Abbott Laboratories and Pfizer. In the finance sector, we attempted to take advantage of attractive valuations to initiate positions in MBIA, a leading financial services company that provides financial guaranty insurance, and PMI Group, a leading mortgage insurer. We also increased our exposure to Citigroup, a leading diversified financial services company.

Looking forward, we will continue to focus on leading companies with strong business models in sectors that have superior secular growth trends. The Fund will remain broadly diversified from a sector allocation standpoint with an emphasis on individual opportunities that offer attractive total return prospects.


TOP 10 HOLDINGS
12/31/02

COMPANY                                           % OF TOTAL
SECTOR/INDUSTRY                                   NET ASSETS
-----------------------------------------------------------------
Microsoft Corp.                                        2.2%
TECHNOLOGY SERVICES

Wyeth                                                  1.9%
HEALTH TECHNOLOGY

Pfizer Inc.                                            1.9%
HEALTH TECHNOLOGY

United Technologies
Corp.                                                  1.7%
PRODUCER MANUFACTURING

FPL Group Inc., cvt., pfd.                             1.6%
UTILITIES

Mettler-Toledo
International Inc.
(Switzerland)                                          1.6%
PRODUCER MANUFACTURING

Clear Channel
Communications Inc.                                    1.6%
CONSUMER SERVICES

American International
Group Inc.                                             1.6%
FINANCE

Thermo Electron Corp.                                  1.5%
ELECTRONIC TECHNOLOGY

Citigroup Inc.                                         1.5%
FINANCE

Thank you for your participation in Franklin Capital Growth Fund. We welcome your comments and look forward to serving your future investment needs.

Sincerely,


/S/SIGNATURE
Serena Perin Vinton, CFA
Portfolio Manager
Franklin Capital Growth Fund

--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of December 31, 2002, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 12/31/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PRICE INFORMATION

CLASS A                            CHANGE         12/31/02           6/30/02
------------------------------------------------------------------------------
Net Asset Value (NAV)              -$0.92           $8.03             $8.95

CLASS B                            CHANGE         12/31/02           6/30/02
------------------------------------------------------------------------------
Net Asset Value (NAV)              -$0.93           $7.81             $8.74

CLASS C                            CHANGE         12/31/02           6/30/02
------------------------------------------------------------------------------
Net Asset Value (NAV)              -$0.92           $7.74             $8.66

CLASS R                            CHANGE         12/31/02           6/30/02
------------------------------------------------------------------------------
Net Asset Value (NAV)              -$0.93           $8.01             $8.94

ADVISOR CLASS                      CHANGE         12/31/02           6/30/02
------------------------------------------------------------------------------
Net Asset Value (NAV)              -$0.91           $8.07             $8.98


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum, 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

PERFORMANCE

CLASS A                                   6-MONTH         1-YEAR         5-YEAR         10-YEAR
--------------------------------------------------------------------------------------------------
Cumulative Total Return 1                 -10.28%         -25.41%        -0.59%        +120.21%
Average Annual Total Return 2             -15.47%         -29.72%        -1.29%          +7.57%
Value of $10,000 Investment 3             $8,453          $7,028         $9,373         $20,746

                                                                                       INCEPTION
CLASS B                                   6-MONTH         1-YEAR          3-YEAR       (1/1/99)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 1                 -10.64%         -26.04%        -43.64%        -14.90%
Average Annual Total Return 2             -14.22%         -29.00%        -18.17%         -4.60%
Value of $10,000 Investment 3             $8,578          $7,100         $5,479         $8,284

                                                                                       INCEPTION
CLASS C                                   6-MONTH         1-YEAR         5-YEAR        (5/1/95)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 1                 -10.62%         -25.93%        -4.31%         +76.38%
Average Annual Total Return 2             -12.43%         -27.44%        -1.08%          +7.53%
Value of $10,000 Investment 3             $8,757          $7,256         $9,471         $17,454

                                                                                       INCEPTION
CLASS R                                                   6-MONTH        1-YEAR        (1/1/02)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                 -10.40%        -25.71%        -25.71%
Average Annual Total Return 2                             -11.30%        -26.45%        -26.45%
Value of $10,000 Investment 3                             $8,870          $7,355         $7,355

ADVISOR CLASS 4                           6-MONTH         1-YEAR         5-YEAR         10-YEAR
--------------------------------------------------------------------------------------------------
Cumulative Total Return 1                 -10.13%         -25.22%        +0.73%        +126.13%
Average Annual Total Return 2             -10.13%         -25.22%        +0.15%          +8.50%
Value of $10,000 Investment 3             $8,987          $7,478         $10,073        $22,613

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +29.26% and +4.37%.

--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For more current performance, see "Funds and Performance" at franklintempleton.com or call 1-800/342-5236.

Past performance does not guarantee future results.

FRANKLIN CAPITAL GROWTH FUND
Financial Highlights

                                                                                      CLASS A
                                                -----------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                          YEAR ENDED JUNE 30,
                                                DECEMBER 31, 2002   ---------------------------------------------------------------
                                                   (UNAUDITED)        2002          2001         2000          1999          1998
                                                -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........          $8.95       $12.04        $17.00       $11.67        $10.99        $10.16
                                                -----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .....................            .02          .04           .04          .01           .06           .05
 Net realized and unrealized gains (losses)...           (.94)       (3.05)        (3.95)        5.90          1.25          2.08
                                                -----------------------------------------------------------------------------------
Total from investment operations .............           (.92)       (3.01)        (3.91)        5.91          1.31          2.13
                                                -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income .......................             --         (.02)         (.03)        (.01)         (.05)         (.05)
 Net realized gains ..........................             --         (.05)        (1.02)        (.57)         (.58)        (1.25)
 Tax return of capital .......................             --         (.01)           --           --            --            --
                                                -----------------------------------------------------------------------------------
Total distributions ..........................             --         (.08)        (1.05)        (.58)         (.63)        (1.30)
                                                -----------------------------------------------------------------------------------
Net asset value, end of period ...............          $8.03       $ 8.95        $12.04       $17.00        $11.67        $10.99
                                                ===================================================================================

Total return b ...............................       (10.28)%     (25.16)%      (23.79)%       52.09%        13.01%        22.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............       $748,041     $855,624    $1,058,405   $1,165,175      $708,607      $613,835
Ratios to average net assets:
 Expenses ....................................          1.02% c       .94%          .90%         .91%          .92%          .90%
 Net investment income .......................           .49% c       .34%          .28%         .06%          .57%          .48%
Portfolio turnover rate ......................         25.08%       54.28%        46.19%       49.30%        45.99%        38.00%

aBased on average shares outstanding effective year ended June 30, 1999. bTotal return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.
cAnnualized

FRANKLIN CAPITAL GROWTH FUND
Financial Highlights (CONTINUED)

                                                                                 CLASS B
                                                -----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                    YEAR ENDED JUNE 30,
                                                DECEMBER 31, 2002        ----------------------------------------------------
                                                   (UNAUDITED)             2002           2001           2000          1999 d
                                                -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........          $8.74            $11.82         $16.78         $11.61        $10.39
                                                -----------------------------------------------------------------------------
Income from investment operations:
 Net investment loss a .......................           (.01)             (.04)          (.06)          (.10)         (.01)
 Net realized and unrealized gains (losses) ..           (.92)            (2.99)         (3.88)          5.84          1.28
                                                -----------------------------------------------------------------------------
Total from investment operations .............           (.93)            (3.03)         (3.94)          5.74          1.27
                                                -----------------------------------------------------------------------------
Less distributions from:
 Net investment income .......................             --                --             --             --          (.05)
 Net realized gains ..........................             --              (.05)         (1.02)          (.57)           --
                                                -----------------------------------------------------------------------------
Total distributions ..........................             --              (.05)         (1.02)          (.57)         (.05)
                                                -----------------------------------------------------------------------------
Net asset value, end of period ...............          $7.81            $ 8.74         $11.82         $16.78        $11.61
                                                =============================================================================

Total return b ...............................       (10.64)%          (25.73)%       (24.29)%         50.90%        12.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............        $41,976           $44,041        $31,390        $15,229        $1,276
Ratios to average net assets:
 Expenses ....................................          1.76% c           1.69%          1.65%          1.67%         1.56% c
 Net investment loss .........................         (.25)% c          (.44)%         (.47)%         (.65)%        (.32)% c
Portfolio turnover rate ......................         25.08%            54.28%         46.19%         49.30%        45.99%



aBased on average shares outstanding.
bTotal return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
cAnnualized
dFor the period January 1, 1999 (effective date) to June 30, 1999.

FRANKLIN CAPITAL GROWTH FUND
Financial Highlights (CONTINUED)


                                                                                     CLASS C
                                             --------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                          YEAR ENDED JUNE 30,
                                             DECEMBER 31, 2002   ------------------------------------------------------------------
                                                (UNAUDITED)        2002            2001          2000          1999          1998
                                             --------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....           $8.66       $11.70          $16.65        $11.52        $10.91        $10.12
                                             --------------------------------------------------------------------------------------
Income from investment operations:
 Net investment loss a ...................            (.01)        (.04)           (.07)         (.10)         (.02)         (.01)
 Net realized and unrealized
  gains (losses) .........................            (.91)       (2.95)          (3.86)         5.80          1.23          2.05
                                             --------------------------------------------------------------------------------------
Total from investment operations .........            (.92)       (2.99)          (3.93)         5.70          1.21          2.04
                                             --------------------------------------------------------------------------------------
Less distributions from:
 Net investment income ...................              --           --              --            --          (.02)           --
 Net realized gains ......................              --         (.05)          (1.02)         (.57)         (.58)        (1.25)
                                             --------------------------------------------------------------------------------------
Total distributions ......................              --         (.05)          (1.02)         (.57)         (.60)        (1.25)
                                             --------------------------------------------------------------------------------------
Net asset value, end of period ...........           $7.74       $ 8.66          $11.70        $16.65        $11.52        $10.91
                                             ======================================================================================

Total return b ...........................        (10.62)%     (25.65)%        (24.38)%        50.86%        12.11%        21.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........        $116,008     $137,117        $183,163      $181,087       $87,057       $35,717
Ratios to average net assets:
 Expenses ................................           1.75% c      1.68%           1.65%         1.67%         1.68%         1.69%
 Net investment loss .....................          (.24)% c     (.40)%          (.47)%        (.69)%        (.25)%        (.28)%
Portfolio turnover rate ..................          25.08%       54.28%          46.19%        49.30%        45.99%        38.00%


aBased on average shares outstanding effective year ended June 30, 1999. bTotal return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.
cAnnualized

FRANKLIN CAPITAL GROWTH FUND
Financial Highlights (CONTINUED)

                                                                                     CLASS R
                                                              --------------------------------------------------
                                                              SIX MONTHS ENDED
                                                              DECEMBER 31, 2002                   PERIOD ENDED
                                                                  (UNAUDITED)                    JUNE 30, 2002 d
                                                              --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......................            $8.94                          $10.79
                                                              --------------------------------------------------
Income from investment operations:
 Net investment income a ..................................              .01                              --
 Net realized losses ......................................             (.94)                          (1.84)
                                                              --------------------------------------------------
Total from investment operations ..........................             (.93)                          (1.84)
                                                              --------------------------------------------------
Less distributions from net investment income .............               --                            (.01) e
                                                              --------------------------------------------------
Net asset value, end of period ............................            $8.01                          $ 8.94
                                                              ==================================================

Total return b ............................................         (10.40)%                        (17.09)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................           $9,364                          $3,524
Ratios to average net assets:
 Expenses .................................................            1.27% c                         1.19% b
 Net investment income (loss) .............................             .24% c                        (.08)% b

Portfolio turnover rate ...................................           25.08%                          54.28%

aBased on average shares outstanding.
bTotal return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.
cAnnualized
dFor the period January 1, 2002 (effective date) to June 30, 2002.
eIncludes distributions from tax return of capital in the amount of $.002.

FRANKLIN CAPITAL GROWTH FUND
Financial Highlights (CONTINUED)

                                                                                  ADVISOR CLASS
                                               ------------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
                                               DECEMBER 31, 2002   ----------------------------------------------------------------
                                                  (UNAUDITED)        2002            2001          2000          1999         1998
                                               ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ........          $8.98       $12.07          $17.04        $11.68        $11.00       $10.17
                                               ------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ....................            .03          .06             .07           .04           .08          .07
 Net realized and unrealized gains
 (losses) ...................................           (.94)       (3.05)          (3.95)         5.91          1.25         2.08
                                               ------------------------------------------------------------------------------------
Total from investment operations ............           (.91)       (2.99)          (3.88)         5.95          1.33         2.15
                                               ------------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................             --         (.04)           (.07)         (.02)         (.07)        (.07)
 Net realized gains .........................             --         (.05)          (1.02)         (.57)         (.58)       (1.25)
 Tax return of capital ......................             --         (.01)             --            --            --           --
                                               ------------------------------------------------------------------------------------
Total distributions .........................             --         (.10)          (1.09)         (.59)         (.65)       (1.32)
                                               ------------------------------------------------------------------------------------
Net asset value, end of period ..............          $8.07       $ 8.98          $12.07        $17.04        $11.68       $11.00
                                               ====================================================================================

Total return b ..............................       (10.13)%     (24.95)%        (23.59)%        52.52%        13.22%       22.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........        $46,206      $43,422         $45,139       $12,603        $7,327      $16,911
Ratios to average net assets:
 Expenses ...................................           .77% c       .69%            .65%          .67%          .70%         .69%
 Net investment income ......................           .74% c       .58%            .55%          .30%          .80%         .71%
Portfolio turnover rate .....................         25.08%       54.28%          46.19%        49.30%        45.99%       38.00%


aBased on average shares outstanding effective year ended June 30, 1999. bTotal return is not annualized for periods less than one year.
cAnnualized

                        See notes to financial statements.

FRANKLIN CAPITAL GROWTH FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED)

                                                                               SHARES                        VALUE
----------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS  91.3%
   COMMERCIAL SERVICES 3.6%
   Fair, Isaac & Co. Inc. ...............................................     175,000                     $  7,472,500
   Omnicom Group Inc. ...................................................     200,000                       12,920,000
a  Resources Connection Inc. ............................................     201,900                        4,686,100
a  Robert Half International Inc. .......................................     600,000                        9,666,000
                                                                                                          ------------
                                                                                                            34,744,600
                                                                                                          ------------
   COMMUNICATIONS 2.0%
a  AT&T Wireless Services Inc. ..........................................   1,200,000                        6,780,000
   SBC Communications Inc. ..............................................     454,200                       12,313,362
                                                                                                          ------------
                                                                                                            19,093,362
                                                                                                          ------------
   CONSUMER DURABLES .5%
a  Meritage Corp. .......................................................     135,000                        4,542,750
                                                                                                          ------------
   CONSUMER NON-DURABLES 6.4%
   Alberto-Culver Co., B ................................................     225,000                       11,340,000
   Anheuser-Busch Cos. Inc. .............................................     140,000                        6,776,000
   Coca-Cola Co. ........................................................     250,000                       10,955,000
   General Mills Inc. ...................................................     150,000                        7,042,500
   Philip Morris Cos. Inc. ..............................................     325,000                       13,172,250
   Procter & Gamble Co. .................................................     140,000                       12,031,600
                                                                                                          ------------
                                                                                                            61,317,350
                                                                                                          ------------
   CONSUMER SERVICES 5.3%
a  Brinker International Inc. ...........................................     150,000                        4,837,500
a  Cendant Corp. ........................................................     700,000                        7,336,000
a  Clear Channel Communications Inc. ....................................     400,000                       14,916,000
a  Fox Entertainment Group Inc., A ......................................     300,000                        7,779,000
   Starwood Hotels & Resorts Worldwide Inc. .............................     334,100                        7,931,534
a  Univision Communications Inc., A .....................................      50,000                        1,225,000
a  Viacom Inc., B .......................................................     175,000                        7,133,000
                                                                                                          ------------
                                                                                                            51,158,034
                                                                                                          ------------
   DISTRIBUTION SERVICES .7%
   AmerisourceBergen Corp. ..............................................      75,000                        4,073,250
   Cardinal Health Inc. .................................................      50,000                        2,959,500
                                                                                                          ------------
                                                                                                             7,032,750
                                                                                                          ------------
   ELECTRONIC TECHNOLOGY 13.7%
a  Applied Materials Inc. ...............................................     600,000                        7,818,000
a  Celestica Inc. (Canada) ..............................................     300,000                        4,230,000
a  CIENA Corp. ..........................................................     548,640                        2,820,010
a  Cisco Systems Inc. ...................................................     744,000                        9,746,400
   General Dynamics Corp. ...............................................     175,000                       13,889,750
   Intel Corp. ..........................................................     450,000                        7,006,500
a  Intersil Corp. .......................................................     425,000                        5,924,500
a  KLA-Tencor Corp. .....................................................     140,000                        4,951,800
   Linear Technology Corp. ..............................................     390,000                       10,030,800

FRANKLIN CAPITAL GROWTH FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED) (CONT.)

                                                                               SHARES                        VALUE
----------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   ELECTRONIC TECHNOLOGY (CONT.)
   Lockheed Martin Corp. .................................................    150,000                     $  8,662,500
   Nokia Corp., ADR (Finland) ............................................    460,000                        7,130,000
a  QLogic Corp. ..........................................................    225,000                        7,764,750
a  Tektronix Inc. ........................................................    675,000                       12,278,250
a  Thermo Electron Corp. .................................................    700,000                       14,084,000
a  Waters Corp. ..........................................................    450,000                        9,801,000
a  Xilinx Inc. ...........................................................    250,000                        5,150,000
                                                                                                          ------------
                                                                                                           131,288,260
                                                                                                          ------------
   ENERGY MINERALS 4.3%
   BP PLC, ADR (United Kingdom) ..........................................    225,000                        9,146,250
   Devon Energy Corp. ....................................................    225,000                       10,327,500
   Exxon Mobil Corp. .....................................................    355,000                       12,403,700
a  Pioneer Natural Resources Co. .........................................    375,000                        9,468,750
                                                                                                          ------------
                                                                                                            41,346,200
                                                                                                          ------------
   FINANCE 13.4%
   American International Group Inc. .....................................    257,812                       14,914,424
   Bank of New York Co. Inc. .............................................    350,000                        8,386,000
   Capital One Financial Corp. ...........................................    150,000                        4,458,000
   Charles Schwab Corp. ..................................................    500,000                        5,425,000
   Citigroup Inc. ........................................................    400,000                       14,076,000
   Fannie Mae ............................................................    160,000                       10,292,800
   Fifth Third Bancorp ...................................................     75,000                        4,391,250
   Goldman Sachs Group Inc. ..............................................    150,000                       10,215,000
   Hartford Financial Services Group Inc. ................................    130,400                        5,924,072
   iStar Financial Inc. ..................................................    377,700                       10,594,485
   MBIA Inc. .............................................................    250,000                       10,965,000
   North Fork Bancorp. Inc. ..............................................    225,000                        7,591,500
   The PMI Group Inc. ....................................................    325,000                        9,763,000
   TCF Financial Corp. ...................................................     81,100                        3,543,259
   Washington Mutual Inc. ................................................    250,000                        8,632,500
                                                                                                          ------------
                                                                                                           129,172,290
                                                                                                          ------------
   HEALTH SERVICES 1.8%
a  Caremark RX Inc. ......................................................    671,250                       10,907,812
a  Laboratory Corp. of America Holdings ..................................    275,000                        6,391,000
                                                                                                          ------------
                                                                                                            17,298,812
                                                                                                          ------------
   HEALTH TECHNOLOGY 11.1%
   Abbott Laboratories ...................................................    350,000                       14,000,000
   Allergan Inc. .........................................................    185,000                       10,659,700
a  Amgen Inc. ............................................................    225,000                       10,876,500
a  Genentech Inc. ........................................................    150,000                        4,974,000
a  King Pharmaceuticals Inc. .............................................    360,000                        6,188,400
   Merck & Co. Inc. ......................................................    225,000                       12,737,250
   Pfizer Inc. ...........................................................    600,000                       18,342,000

FRANKLIN CAPITAL GROWTH FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED) (CONT.)

                                                                               SHARES                        VALUE
----------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HEALTH TECHNOLOGY (CONT.)
a  Varian Medical Systems Inc. ..........................................     200,000                     $  9,920,000
   Wyeth ................................................................     500,000                       18,700,000
                                                                                                          ------------
                                                                                                           106,397,850
                                                                                                          ------------
   INDUSTRIAL SERVICES 1.5%
   GlobalSantaFe Corp. ..................................................     400,000                        9,728,000
a  Weatherford International Ltd. .......................................     125,000                        4,991,250
                                                                                                          ------------
                                                                                                            14,719,250
                                                                                                          ------------
   PROCESS INDUSTRIES 4.3%
   Bunge Ltd. ...........................................................     432,600                       10,408,356
   Cabot Corp. ..........................................................     425,000                       11,279,500
   Dow Chemical Co. .....................................................     175,000                        5,197,500
   Lyondell Chemical Co. ................................................     430,000                        5,435,200
   Valspar Corp. ........................................................     200,000                        8,836,000
                                                                                                          ------------
                                                                                                            41,156,556
                                                                                                          ------------
   PRODUCER MANUFACTURING 6.3%
   Delphi Corp. .........................................................     507,200                        4,082,960
   General Electric Co. .................................................     350,000                        8,522,500
   ITT Industries Inc. ..................................................     175,000                       10,620,750
a  Mettler-Toledo International Inc. (Switzerland) ......................     475,000                       15,228,500
   United Technologies Corp. ............................................     270,000                       16,723,800
a  Varian Inc. ..........................................................     175,000                        5,020,750
                                                                                                          ------------
                                                                                                            60,199,260
                                                                                                          ------------
   RETAIL TRADE 6.3%
a  Best Buy Co. Inc. ....................................................     200,000                        4,830,000
   Family Dollar Stores Inc. ............................................     400,000                       12,484,000
   Home Depot Inc. ......................................................     425,000                       10,183,000
   Lowe's Cos. Inc. .....................................................     200,000                        7,500,000
   Target Corp. .........................................................     300,000                        9,000,000
   Tiffany & Co. ........................................................     275,000                        6,575,250
   Wal-Mart Stores Inc. .................................................     200,000                       10,102,000
                                                                                                          ------------
                                                                                                            60,674,250
                                                                                                          ------------
   TECHNOLOGY SERVICES 6.9%
a  Accenture Ltd., A (Bermuda) ..........................................     500,000                        8,995,000
   International Business Machines Corp. ................................     175,000                       13,562,500
a  Microsoft Corp. ......................................................     400,000                       20,680,000
a  Oracle Corp. .........................................................     850,000                        9,180,000
   Paychex Inc. .........................................................     500,000                       13,950,000
                                                                                                          ------------
                                                                                                            66,367,500
                                                                                                          ------------

FRANKLIN CAPITAL GROWTH FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED) (CONT.)

                                                                               SHARES                        VALUE
-----------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TRANSPORTATION 3.2%
   C.H. Robinson Worldwide Inc. ........................................      400,000                     $ 12,480,000
   Expeditors International of Washington Inc. .........................      425,000                       13,876,250
   Southwest Airlines Co. ..............................................      333,437                        4,634,774
                                                                                                          -------------
                                                                                                            30,991,024
                                                                                                          -------------
   TOTAL COMMON STOCKS (COST $879,230,134) .............................                                   877,500,098
                                                                                                          -------------
   CONVERTIBLE PREFERRED STOCKS 2.5%
   FINANCE .9%
   Commerce Bancorp Trust, 5.95%, cvt. pfd., 144A ......................      150,000                        8,362,500
                                                                                                          -------------
   UTILITIES 1.6%
   FPL Group Inc. 8.50%, cvt., pfd. ....................................      285,000                       15,777,600
                                                                                                          -------------
   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $21,514,875)                                                    24,140,100
                                                                                                          -------------
                                                                            PRINCIPAL
                                                                             AMOUNT
                                                                          ------------
   CONVERTIBLE BOND (COST $8,671,056) .8%
   NCO Group Inc., cvt., 4.75%, 4/15/06 ................................  $ 9,000,000                        7,740,000
                                                                                                          -------------
   TOTAL LONG TERM INVESTMENTS (COST $909,416,065)                                                         909,380,198
                                                                                                          -------------
                                                                             SHARES
                                                                          ------------
   SHORT TERM INVESTMENTS (COST $53,029,220) 5.5%
b  Franklin Institutional Fiduciary Trust Money Market Portfolio .......   53,029,220                       53,029,220
                                                                                                          -------------
   TOTAL INVESTMENTS (COST $962,445,285) 100.1% ........................                                   962,409,418
   OTHER ASSETS, LESS LIABILITIES (.1)% ................................                                      (814,626)
                                                                                                          -------------
   NET ASSETS 100.0% ...................................................                                  $961,594,792
                                                                                                          =============

aNon-income producing
bSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust
 Money Market Portfolio.

                       See notes to financial statements.

FRANKLIN CAPITAL GROWTH FUND
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)

Assets:
 Investments in securities:
  Cost ................................................................          $  962,445,285
                                                                                 ===============
  Value ...............................................................             962,409,418
 Receivables:
  Investment securities sold ..........................................                 430,788
  Capital shares sold .................................................               1,673,591
  Dividends and interest ..............................................               1,120,669
                                                                                 ---------------
      Total assets ....................................................             965,634,466
                                                                                 ---------------
Liabilities:
 Payables:
  Investment securities purchased .....................................               1,206,915
  Capital shares redeemed .............................................               1,107,687
  Affiliates ..........................................................               1,140,197
  Shareholders ........................................................                 346,511
 Other liabilities ....................................................                 238,364
                                                                                 ---------------
      Total liabilities ...............................................               4,039,674
                                                                                 ---------------
       Net assets, at value ...........................................          $  961,594,792
                                                                                 ===============
Net assets consist of:
 Undistributed net investment income ..................................              $1,868,485
 Net unrealized depreciation ..........................................                 (35,867)
 Accumulated net realized loss ........................................            (248,614,621)
 Capital shares .......................................................           1,208,376,795
                                                                                 ---------------
      Net assets, at value ............................................          $  961,594,792
                                                                                 ===============

                       See notes to financial statements.

FRANKLIN CAPITAL GROWTH FUND
Financial Statements (CONTINUED)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2002 (UNAUDITED)

CLASS A:
 Net asset value per share ($748,040,867 / 93,194,045 shares outstanding) a ...            $8.03
                                                                                  ===============
 Maximum offering price per share (8.03 / 94.25%) .............................            $8.52
                                                                                  ===============
CLASS B:
 Net asset value and maximum offering price per share ($41,975,560 / 5,373,559
 shares outstanding) a ........................................................            $7.81
                                                                                  ===============
CLASS C:
 Net asset value per share ($116,008,244 / 14,996,143 shares outstanding) a ...            $7.74
                                                                                  ===============
 Maximum offering price per share (7.74 / 99%) ................................            $7.82
                                                                                  ===============
CLASS R:
 Net asset value and maximum offering price per share ($9,363,777 / 1,169,141
 shares outstanding) a ........................................................            $8.01
                                                                                  ===============
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($46,206,344 / 5,729,220
 shares outstanding) ..........................................................            $8.07
                                                                                  ===============

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.
                       See notes to financial statements.

FRANKLIN CAPITAL GROWTH FUND
Financial Statements (CONTINUED)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)

Investment income:
 Dividends ..................................................    $   6,942,060
 Interest ...................................................          460,999
                                                                 --------------
      Total investment income ...............................        7,403,059
                                                                 --------------
Expenses:
 Management fees (Note 3) ...................................        2,249,168
 Distribution fees (Note 3)
  Class A ...................................................          957,987
  Class B ...................................................          203,180
  Class C ...................................................          585,311
  Class R ...................................................           16,283
 Transfer agent fees (Note 3) ...............................        1,237,228
 Custodian fees .............................................            5,858
 Reports to shareholders ....................................           68,730
 Registration and filing fees ...............................          113,959
 Professional fees ..........................................           47,716
 Trustees' fees and expenses ................................           26,275
 Other ......................................................           19,066
                                                                 --------------
      Total expenses ........................................        5,530,761
                                                                 --------------
       Net investment income ................................        1,872,298
                                                                 --------------
Realized and unrealized losses:
 Net realized loss from investments .........................      (68,191,227)
 Net unrealized depreciation on investments .................      (47,068,443)
                                                                 --------------
Net realized and unrealized loss ............................     (115,259,670)
                                                                 --------------
Net decrease in net assets resulting from operations ........    $(113,387,372)
                                                                 ==============

                       See notes to financial statements.

FRANKLIN CAPITAL GROWTH FUND
Financial Statements (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2002

                                                                            SIX MONTHS ENDED             YEAR ENDED
                                                                            DECEMBER 31, 2002           JUNE 30, 2002
                                                                            -----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................     $    1,872,298          $    2,685,100
  Net realized loss from investments ....................................        (68,191,227)           (180,724,759)
  Net unrealized depreciation on investments ............................        (47,068,443)           (171,186,813)
                                                                            -----------------------------------------
      Net decrease in net assets resulting from operations ..............       (113,387,372)           (349,226,472)
 Distributions to shareholders from:
  Net investment income:
   Class A ..............................................................                 --              (1,743,940)
   Class R ..............................................................                 --                    (211)
   Advisor Class ........................................................                 --                (139,798)
  Net realized gains:
   Class A ..............................................................                 --              (4,117,291)
   Class B ..............................................................                 --                (162,143)
   Class C ..............................................................                 --                (736,406)
   Advisor Class ........................................................                 --                (185,906)
  Tax return of capital:
   Class A ..............................................................                 --                (570,340)
   Class R ..............................................................                 --                     (69)
   Advisor Class ........................................................                 --                 (45,719)
                                                                            -----------------------------------------
 Total distributions to shareholders ....................................                 --              (7,701,823)
 Capital share transactions: (Note 2)
   Class A ..............................................................        (18,750,824)             80,723,860
   Class B ..............................................................          2,712,984              24,314,952
   Class C ..............................................................         (6,329,846)              2,418,963
   Class R ..............................................................          6,230,256               3,920,244
   Advisor Class ........................................................          7,391,836              11,182,037
                                                                            -----------------------------------------
 Total capital share transactions .......................................         (8,745,594)            122,560,056
      Net decrease in net assets ........................................       (122,132,966)           (234,368,239)
Net assets:
 Beginning of period ....................................................      1,083,727,758           1,318,095,997
                                                                            -----------------------------------------
 End of period ..........................................................     $  961,594,792          $1,083,727,758
                                                                            =========================================
Undistributed net investment income included in net assets:
 End of period ..........................................................     $    1,868,485          $       (3,813)
                                                                            =========================================

                       See notes to financial statements.

FRANKLIN CAPITAL GROWTH FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Capital Growth Fund (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund (the Fund). The Fund seeks capital growth.

On January 14, 2003, the Board of Trustees for the Trust approved a proposal to merge Franklin Strategic Series - Franklin Large Cap Growth Fund into the Fund, subject to shareholder approval.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN CAPITAL GROWTH FUND
Notes to Financial Statements (unaudited) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                     SIX MONTHS ENDED                       YEAR ENDED
                                                                     DECEMBER 31, 2002                    JUNE 30, 2002 a
                                                              --------------------------------------------------------------------
                                                                 SHARES           AMOUNT               SHARES           AMOUNT
                                                              --------------------------------------------------------------------
CLASS A SHARES:
Shares sold ...............................................     9,865,521       $ 79,944,875         27,626,724     $ 284,485,403
Shares issued in reinvestment of distributions ............            --                 --            546,689         5,708,297
Shares redeemed ...........................................   (12,293,264)       (98,695,699)       (20,484,640)     (209,469,840)
                                                              --------------------------------------------------------------------
Net increase (decrease) ...................................    (2,427,743)      $(18,750,824)         7,688,773     $  80,723,860
                                                              ====================================================================

CLASS B SHARES:
Shares sold ...............................................     1,152,873       $  9,093,436          3,194,704     $  32,411,041
Shares issued in reinvestment of distributions ............            --                 --             14,986           153,454
Shares redeemed ...........................................      (817,532)        (6,380,452)          (827,117)       (8,249,543)
                                                              --------------------------------------------------------------------
Net increase ..............................................       335,341       $  2,712,984          2,382,573     $  24,314,952
                                                              ====================================================================

CLASS C SHARES:
Shares sold ...............................................     2,055,167       $ 16,129,675          4,855,533     $  48,947,191
Shares issued in reinvestment of distributions ............            --                 --             67,703           686,411
Shares redeemed ...........................................    (2,898,672)       (22,459,521)        (4,733,665)      (47,214,639)
                                                              --------------------------------------------------------------------
Net increase (decrease) ...................................      (843,505)      $ (6,329,846)           189,571     $   2,418,963
                                                              ====================================================================

CLASS R SHARES:
Shares sold ...............................................       859,911       $  6,922,391            417,918     $   4,164,125
Shares issued in reinvestment of distributions ............            --                 --                 27               274
Shares redeemed ...........................................       (85,055)          (692,135)           (23,660)         (244,155)
                                                              --------------------------------------------------------------------
Net increase ..............................................       774,856       $  6,230,256            394,285     $   3,920,244
                                                              ====================================================================

FRANKLIN CAPITAL GROWTH FUND
Notes to Financial Statements (unaudited) (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                                  SIX MONTHS ENDED                         YEAR ENDED
                                                                  DECEMBER 31, 2002                      JUNE 30, 2002 a
                                                              -------------------------------------------------------------------
                                                              SHARES            AMOUNT             SHARES              AMOUNT
                                                              -------------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold ...............................................    979,376        $  8,092,094          1,511,552      $  15,471,873
Shares issued in reinvestment of distributions ............         --                  --             35,062            367,145
Shares redeemed ...........................................    (85,460)           (700,258)          (450,730)        (4,656,981)
                                                              -------------------------------------------------------------------
Net increase ..............................................    893,916        $  7,391,836          1,095,884      $  11,182,037
                                                              ===================================================================

aFor the period January 1, 2002 (effective date) to June 30, 2002 for Class R shares.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

         ANNUALIZED
         FEE RATE          MONTH-END NET ASSETS
         -----------------------------------------------------------------------
           .625%           First $100 million
           .500%           Over $100 million, up to and including $250 million
           .450%           In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00%, 1.00% and .50% per year of its average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund's shares, and received contingent deferred sales charges for the period of $502,353 and $94,331, respectively.

The Fund paid transfer agent fees of $1,237,228 of which $956,389 was paid to Investor Services.

FRANKLIN CAPITAL GROWTH FUND
Notes to Financial Statements (unaudited) (CONTINUED)

4. INCOME TAXES

At June 30, 2002, the Fund deferred capital losses occuring subsequent to October 31, 2001 of $108,451,604. For tax purposes, such losses will be reflected in the year ending June 30, 2003.

At June 30, 2002, the Fund had tax basis capital losses of $71,971,790 which may be carried over to offset future capital gains. Such losses expire in year 2010.

At December 31, 2002, the net unrealized depreciation based on the cost of investments for income tax purposes of $962,644,874 was as follows:

         Unrealized appreciation ..................            $ 117,664,603
         Unrealized depreciation ..................             (117,900,059)
                                                               --------------
         Net unrealized depreciation ..............            $    (235,456)
                                                               ==============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 2002 aggregated $231,678,992 and $245,120,475, respectively.

6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $489,412 of dividend income from investment in the Sweep Money Fund.

                       This page intentionally left blank.

LITERATURE REQUEST
For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet Investment Fund 4
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5,7
Franklin Money Fund 5,7

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,7

STATE-SPECIFIC
TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 11

1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. Upon reaching approximately $350 million in assets, the fund will close to all investors.
4. The fund is only open to existing shareholders as well as select retirement plans.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           12/02

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
     INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
--------------------------------------------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.

SEMIANNUAL REPORT
FRANKLIN CAPITAL GROWTH FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Capital Growth Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

134 S2002 02/03

                                  [GRAPHIC OMITTED]   Printed on recycled paper